Cover	Feb. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2022
Entity File Number	0-28132
Entity Registrant Name	Streamline Health Solutions, Inc.
Entity Central Index Key	0001008586
Entity Tax Identification Number	31-1455414
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11800 Amber Park Dr.
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30009
City Area Code	(888)
Local Phone Number	997-8732
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	STRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false